Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Research and development expenses		$ 4,874	$ 2,979	$ 3,569
General and administrative expenses		3,636	3,299	3,923
Total operating loss		8,510	6,278	7,492
Financial income, net		(741)	(516)	(580)
Financial expenses related to SEPA	[1]	79	610
Impairment on associate and associated loan		2,461	1,145
Net loss		$ 10,309	$ 7,517	$ 6,912
Basic, net loss per share		$ 2.39	$ 8.08	$ 30.00	[2]
Diluted, net loss per share		$ 2.39	$ 8.08	$ 30.00	[2]
Weighted average number of shares outstanding used in computing net loss per share, basic		4,311,323	930,822	230,795	[2]
Weighted average number of shares outstanding used in computing net loss per share, diluted		4,311,323	930,822	230,795	[2]

[1]	See also Note 9A(4)
[2]	Retroactively adjusted to reflect the 12-1 reverse split that was affected in August 2024 (see Note9A(2))